Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 161,307,164.34
Previously Paid Amount	0.00
Total Fee Amount	24,696.13
Total Offset Amount	0.00
Net Fee	$ 24,696.13